6. Common Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares Transaction 1
Sale of Stock, Transaction Date	Jan. 12, 2018
Sale of Stock, Description of Transaction	Company issued 48,333,332 common shares
Shares, Issued	48,333,332
Stock Issued	$ 145,000
Shares Transaction 2
Sale of Stock, Transaction Date	Jan. 12, 2018
Sale of Stock, Description of Transaction	Company issued 1,500,000 common shares
Shares, Issued	1,500,000
Stock Issued	$ 9,000
Shares Transaction 3
Sale of Stock, Transaction Date	Feb. 06, 2018
Sale of Stock, Description of Transaction	Company issued 6,403,941 common shares
Shares, Issued	6,403,941
Stock Issued	$ 38,424
Derivative liability	39,041
Gain on settlement	$ 13,617
Shares Transaction 4
Sale of Stock, Transaction Date	Feb. 14, 2018
Sale of Stock, Description of Transaction	Company issued 6,862,745 common shares
Shares, Issued	6,862,745
Stock Issued	$ 34,314
Derivative liability	26,289
Gain on settlement	$ 5,975
Shares Transaction 5
Sale of Stock, Transaction Date	Mar. 06, 2018
Sale of Stock, Description of Transaction	Company issued 5,611,111 common shares
Shares, Issued	5,611,111
Stock Issued	$ 22,444
Derivative liability	16,329
Gain on settlement	$ 3,985
Shares Transaction 6
Sale of Stock, Description of Transaction	Company issued 10,000,000 common shares
Shares, Issued	10,000,000
Stock Issued	$ 30,000
Shares Transaction 6 | Minimum
Sale of Stock, Transaction Date	Apr. 01, 2018
Shares Transaction 6 | Maximum
Sale of Stock, Transaction Date	Jul. 31, 2018
Shares Transaction 7
Sale of Stock, Transaction Date	Aug. 20, 2018
Sale of Stock, Description of Transaction	Company issued 35,000,000 common shares
Shares, Issued	35,000,000
Stock Issued	$ 145,411
Shares Transaction 8
Sale of Stock, Transaction Date	Aug. 27, 2018
Sale of Stock, Description of Transaction	Company issued 15,000,000 common shares
Shares, Issued	15,000,000
Stock Issued	$ 60,000
Shares Transaction 9
Sale of Stock, Transaction Date	Aug. 27, 2018
Sale of Stock, Description of Transaction	Company issued 10,000,000 common shares
Shares, Issued	10,000,000
Stock Issued	$ 40,000
Shares Transaction 10
Sale of Stock, Transaction Date	Feb. 01, 2017
Sale of Stock, Description of Transaction	Company issued 5,820,237 common shares
Shares, Issued	5,820,237
Stock Issued		$ 46,562
Derivative liability		41,864
Gain on settlement		$ 8,298
Shares Transaction 11
Sale of Stock, Transaction Date		May 11, 2017
Sale of Stock, Description of Transaction		Company issued 33,333,333 common shares
Shares, Issued		33,333,333
Stock Issued		$ 100,000
Shares Transaction 12
Sale of Stock, Transaction Date		Aug. 08, 2017
Sale of Stock, Description of Transaction		Company 2,400,000 common shares
Shares, Issued		2,400,000
Stock Issued		$ 21,600
Derivative liability		12,976
Gain on settlement		$ 3,376
Shares Transaction 13
Sale of Stock, Transaction Date		Aug. 10, 2017
Sale of Stock, Description of Transaction		Company issued 2,727,273 common shares
Shares, Issued		2,727,273
Stock Issued		$ 21,818
Derivative liability		13,043
Gain on settlement		$ 3,225
Shares Transaction 14
Sale of Stock, Transaction Date		Aug. 11, 2017
Sale of Stock, Description of Transaction		Company issued 20,000,000 common shares
Shares, Issued		20,000,000
Stock Issued		$ 60,000
Shares Transaction 15
Sale of Stock, Transaction Date		Aug. 22, 2017
Sale of Stock, Description of Transaction		Company issued 3,614,458 common shares
Shares, Issued		3,614,458
Stock Issued		$ 25,301
Derivative liability		13,962
Gain on settlement		$ 3,661
Shares Transaction 16
Sale of Stock, Transaction Date		Aug. 28, 2018
Sale of Stock, Description of Transaction		Company issued 2,600,000 common shares
Shares, Issued		2,600,000
Stock Issued		$ 20,800
Derivative liability		13,382
Gain on settlement		$ 694
Shares Transaction 17
Sale of Stock, Transaction Date		Sep. 05, 2017
Sale of Stock, Description of Transaction		Company issued 3,283,333 common shares
Shares, Issued		3,283,333
Stock Issued		$ 19,700
Derivative liability		8,692
Gain on settlement		$ 812
Shares Transaction 18
Sale of Stock, Transaction Date		Sep. 14, 2017
Sale of Stock, Description of Transaction		Company issued 3,700,000 common shares
Shares, Issued		3,700,000
Stock Issued		$ 22,200
Derivative liability		14,547
Gain on settlement		$ 339
Shares Transaction 19
Sale of Stock, Transaction Date		Sep. 28, 2017
Sale of Stock, Description of Transaction		Company issued 6,908,717 common shares
Shares, Issued		6,908,717
Stock Issued		$ 69,087
Derivative liability		52,264
Gain on settlement		$ 3,721
Shares Transaction 20
Sale of Stock, Transaction Date		Nov. 12, 2017
Sale of Stock, Description of Transaction		Company issued 26,666,667 common shares
Shares, Issued		26,666,667
Stock Issued		$ 80,000
Shares Transaction 21
Sale of Stock, Transaction Date		Nov. 12, 2017
Sale of Stock, Description of Transaction		Company issued 17,500,000 common share
Shares, Issued		17,500,000
Stock Issued		$ 125,411
Shares Transaction 22
Sale of Stock, Transaction Date		Nov. 12, 2017
Sale of Stock, Description of Transaction		Company issued 25,000,000 common shares
Shares, Issued		25,000,000
Stock Issued		$ 129,863
Shares Transaction 23
Sale of Stock, Transaction Date			Jan. 11, 2016
Sale of Stock, Description of Transaction			Company issued 15,000,000 common shares
Shares, Issued			15,000,000
Stock Issued			$ 150,000
Sale of Stock, Price Per Share			$ 0.01
Shares Transaction 24
Sale of Stock, Transaction Date			Feb. 04, 2016
Sale of Stock, Description of Transaction			Company issued 5,000,000 common shares
Shares, Issued			5,000,000
Stock Issued			$ 50,000
Sale of Stock, Price Per Share			$ 0.01
Shares Transaction 25
Sale of Stock, Transaction Date			Sep. 16, 2016
Sale of Stock, Description of Transaction			Company issued 800,000 common shares
Shares, Issued			800,000
Stock Issued			$ 10,480
Shares Transaction 26
Sale of Stock, Transaction Date			Oct. 27, 2016
Sale of Stock, Description of Transaction			Company issued 35,000,000 common shares
Shares, Issued			35,000,000
Stock Issued			$ 397,125
Shares Transaction 27
Sale of Stock, Transaction Date			Oct. 27, 2016
Sale of Stock, Description of Transaction			Company issued 17,500,000 common shares
Shares, Issued			17,500,000
Stock Issued			$ 197,500
Shares Transaction 28
Sale of Stock, Transaction Date			Oct. 27, 2016
Sale of Stock, Description of Transaction			Company issued 1,500,000 common shares
Shares, Issued			1,500,000
Stock Issued			$ 16,500
Shares Transaction 29
Sale of Stock, Description of Transaction			Company issued an aggregate of 39,966,876 common shares
Shares, Issued			39,966,876
Stock Issued			$ 540,412